Personnel Costs - Schedule of Allocation of Personnel Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Schedule Of Personnel Cost Allocation [Line Items]
Total Personnel Costs	$ 12,648	$ 15,154
Research and Development
Schedule Of Personnel Cost Allocation [Line Items]
Total Personnel Costs	4,158	2,753
Sales and Marketing
Schedule Of Personnel Cost Allocation [Line Items]
Total Personnel Costs	2,855	4,604
General and Administrative
Schedule Of Personnel Cost Allocation [Line Items]
Total Personnel Costs	$ 5,635	$ 7,797